Revenues from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2023
Revenues from Contracts with Customers
Schedule of revenues from contracts with customers

	For the year ended December 31,
	2021	2022	2023
Revenues from long-term fleet	541,738	536,334	544,320
Revenues from spot fleet	266,776	378,439	372,952
Revenues from vessel management services	1,063	852	759
Total	809,577	915,625	918,031